Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The Company’s long-term debt consists of the following (dollars in thousands):

	2013	2012
$400 million 6.20% Subordinated Debentures due 2042	$400,000	$400,000
$400 million 6.75% Junior Subordinated Debentures due 2065	318,729	318,727
$400 million 4.70% Senior Notes due 2023	398,533	—
$400 million 5.00% Senior Notes due 2021	398,362	398,141
$400 million 6.45% Senior Notes due 2019	399,602	399,534
$300 million 5.625% Senior Notes due 2017	299,124	298,851
Long-term Debt	$2,214,350	$1,815,253